UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     October 29, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $233,567 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE POWER INC               COM              00504W100       94    70914 SH       SOLE                    70914        0        0
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     2321   204328 SH       SOLE                   204328        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     4356    94200 SH       SOLE                    94200        0        0
BROADWIND ENERGY INC           COM              11161T108     1982  1059824 SH       SOLE                  1059824        0        0
CECO ENVIRONMENTAL CORP        COM              125141101      811   135787 SH       SOLE                   135787        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     1133    50000 SH       SOLE                    50000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     1934    30000 SH       SOLE                    30000        0        0
COVANTA HLDG CORP              COM              22282E102     4133   262400 SH       SOLE                   262400        0        0
DHT HOLDINGS INC               COM              Y2065G105     1763   426786 SH       SOLE                   426786        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120      215   204439 SH       SOLE                   204439        0        0
EOG RES INC                    COM              26875P101     6962    74882 SH       SOLE                    74882        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206    10571  2206817 SH       SOLE                  2206817        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103     4590   117367 SH       SOLE                   117367        0        0
GOLDCORP INC NEW               COM              380956409    25601   588258 SH       SOLE                   588258        0        0
GOODRICH CORP                  COM              382388106     7704   104489 SH       SOLE                   104489        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     7303   730349 SH       SOLE                   730349        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103      979    40440 SH       SOLE                    40440        0        0
INTEGRATED ELECTRICAL SVC      COM              45811E301      179    47649 SH       SOLE                    47649        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     3047   143000 SH       SOLE                   143000        0        0
JOHNSON CTLS INC               COM              478366107     8585   281462 SH       SOLE                   281462        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     4292   228400 SH       SOLE                   228400        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100     7712   365688 SH       SOLE                   365688        0        0
MASTEC INC                     COM              576323109    14663  1420842 SH       SOLE                  1420842        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106     1306    89379 SH       SOLE                    89379        0        0
MOLSON COORS BREWING CO        CL B             60871R209     2476    52435 SH       SOLE                    52435        0        0
MYR GROUP INC DEL              COM              55405W104     6780   413680 SH       SOLE                   413680        0        0
NOVELL INC                     COM              670006105    10911  1827707 SH       SOLE                  1827707        0        0
PATNI COMPUTER SYS             SPONS ADR        703248203      183    10000 SH       SOLE                    10000        0        0
PETROHAWK ENERGY CORP          COM              716495106     6919   428680 SH       SOLE                   428680        0        0
PIKE ELEC CORP                 COM              721283109       73    10011 SH       SOLE                    10011        0        0
POTASH CORP SASK INC           COM              73755L107    18919   131344 SH       SOLE                   131344        0        0
QUANTA SVCS INC                COM              74762E102     5442   285200 SH       SOLE                   285200        0        0
QUEST DIAGNOSTICS INC          COM              74834L100     2019    40000 SH       SOLE                    40000        0        0
RAMBUS INC DEL                 COM              750917106    14314   686850 SH       SOLE                   686850        0        0
SATCON TECHNOLOGY CORP         COM              803893106      161    42900 SH       SOLE                    42900        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    12109  1028377 SH       SOLE                  1028377        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8640    67544 SH       SOLE                    67544        0        0
STERLITE INDS INDIA LTD        ADS              859737207      225    14999 SH       SOLE                    14999        0        0
WESTERN DIGITAL CORP           COM              958102105     8574   302000 SH       SOLE                   302000        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     5121   290980 SH       SOLE                   290980        0        0
YAMANA GOLD INC                COM              98462Y100     4345   381100 SH       SOLE                   381100        0        0
YUM BRANDS INC                 COM              988498101     4120    89438 SH       SOLE                    89438        0        0